Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Merger Agreement

On November 6, 2024, WTMA, entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), by and among WTMA, Merger Sub, and EM, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Pursuant to the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Business Combination”), Merger Sub will merge with and into EM, with EM surviving as a wholly owned subsidiary of WTMA. In connection with the Closing, WTMA intends to change its name to Evolution Metals & Technologies Corp. (such post-Closing entity is referred to as “New EM”).

Amendment No. 1 to Merger Agreement

On November 11, 2024, WTMA entered into an Amendment No. 1 to Amended and Restated Agreement and Plan of Merger (the “Amendment”), by and among WTMA, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

The Amendment amended and restated certain defined terms in the Merger Agreement and the corresponding consideration schedule in the Company Disclosure Schedule, to clarify that US NewCo will be a holder of membership interests in EM following the proposed merger that is part of the Business Combination.

Ancillary Agreements

Company Equityholder Support and Lock-up Agreement

As a condition and inducement to WTMA’s willingness to enter into the Merger Agreement, William David Wilcox Jr. (the “Company Equityholder”) executed and delivered to WTMA a Support and Lock-up Agreement (the “Company Equityholder Support and Lock-Up Agreement”), dated as of November 6, 2024, by and among the Company Equityholder, WTMA, the Sponsor, and the Company Minority Equity holders. Pursuant to the Company Equityholder Support and Lock-up Agreement, the Company Equityholder has agreed, among other things, (i) to vote in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any Subject Shares (as defined in the Company Equityholder Support and Lock-Up Agreement) until such time to be mutually agreed by the parties hereto after the Closing Date subject to the terms and conditions of the Company Equityholder Support and Lock-up Agreement.

Sponsor Support and Lock-Up Agreement

As a condition and inducement to the EM’s willingness to enter into the Merger Agreement, the Sponsor executed and delivered to EM an Sponsor Support and Lock-up Agreement (the “Sponsor Support and Lock-up Agreement”), dated as of November 6, 2024, by and among the Sponsor, WTMA, EM and the persons set forth on Schedule I thereto. Pursuant to the Sponsor Support and Lock-Up Agreement, the Sponsor has agreed, among other things, (i) to vote (whether pursuant to a duly convened meeting of the WTMA stockholders or pursuant to an action by written consent of the WTMA stockholders) in favor of the adoption and approval, promptly following the time at which the registration statement on Form S-4 shall have been declared effective and delivered or otherwise made available to WTMA stockholders, of the Merger Agreement and the Business Combination and (ii) not to sell, transfer, convey or assign any shares of WTMA Common Stock until such time to be mutually agreed by the parties thereto after the Closing subject to the terms and conditions of the Sponsor Support and Lock-up Agreement.

On November 14, 2024, WTMA issued a press release announcing the execution of that certain Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by the Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated as of November 11, 2024, (the “Merger Agreement”), by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA (“Merger Sub”), and Evolution Metals LLC, a Delaware limited liability company (“EM”), which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Pursuant to the Merger Agreement, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (the “Business Combination”), Merger Sub will merge with and into EM, with EM surviving as a wholly owned subsidiary of WTMA. In connection with the Closing, WTMA intends to change its name to Evolution Metals & Technologies Corp. (such post-Closing entity is referred to as “New EM”).

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 25, 2024, the Company issued a press release to announce that it had entered into a non-binding letter of intent with a target in the critical materials space (the “Target”) for a potential business combination. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

On March 18, 2024, Ms. Emily King resigned from her position as director, and a member of the Audit Committee and Compensation Committee of the of Board of Directors of the Company, effective immediately and Mr. Andrew Switaj resigned from his position as director, and a member of the Audit Committee and Compensation Committee of the Board of Directors of the Company, effective immediately. Neither Ms. King’s nor Mr. Switaj’s resignation is a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company.

On March 22, 2024, the Company issued a press release to announce that it had entered into a binding letter of intent with EM.

On March 29, 2024, the Company issued a press release to announce that it had entered into a business combination agreement with Evolution Metals LLC, a Delaware company (“EM” or the “Target”) for a business combination.

On April 5, 2024, the Company has received e-mail confirmation from Nasdaq that the Total Holder Requirement deficiency has been cured, followed by a formal confirmation from Nasdaq on April 11, 2024.